Share Capital - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended
	Jan. 31, 2020	May 31, 2019	Jan. 31, 2020	Oct. 31, 2019	Apr. 30, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer	2.00%		2.00%		2.25%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge			1.00%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio			10.00%
Tier 1 capital ratio			11.50%
Total capital ratio			13.50%
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares purchased under normal course issuer bid		9,000,000
Shares purchased and cancelled			1,497,800	1,000,000
Shares Repurchased Average Price Per Share			$ 110.40
Shares purchased and cancelled, amount			$ 165
Non cumulative Series 41 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend rate	3.909%
Share conversion basis			Holders of the Non-cumulative Rate Reset Class A Preferred Shares Series 41 (NVCC) (Series 41 shares) had the option to convert their shares into Non-cumulative Floating Rate Class A Preferred Shares Series 42 (NVCC) (Series 42 shares) on a one-for-one basis on January 31, 2020. As the conditions for conversion were not met, no Series 42 shares were issued, and all of the Series 41 shares remain outstanding.